Nature of Business and Basis of Presentation - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Accumulated deficit	$ (196,942)	$ (176,811)
Cash equivalents and short-term investments	$ 25,500